Submission	Aug. 18, 2026
Submission [Line Items]
Central Index Key	0000889900
Registrant Name	PATTERSON UTI ENERGY INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES